UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2009












                                                                      (Form N-Q)

48454-1209                                   (c)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
October 31, 2009 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (92.6%)

               COMMON STOCKS (92.2%)

               CONSUMER DISCRETIONARY (11.7%)
               ------------------------------
               CABLE & SATELLITE (0.5%)
      168,312  DIRECTV Group, Inc.  *(a)                                                   $        4,427
                                                                                          ---------------
               CASINOS & GAMING (1.2%)
      204,164  Wynn Resorts Ltd.  *(a)                                                             11,070
                                                                                          ---------------
               FOOTWEAR (2.3%)
      349,361  NIKE, Inc. "B"                                                                      21,723
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.6%)
      293,397  Lowe's Companies, Inc.                                                               5,742
                                                                                          ---------------
               INTERNET RETAIL (2.1%)
      162,675  Amazon.com, Inc.  *                                                                 19,327
                                                                                          ---------------
               RESTAURANTS (5.0%)
      683,284  McDonald's Corp.                                                                    40,047
      177,919  Yum! Brands, Inc.                                                                    5,863
                                                                                          ---------------
                                                                                                   45,910
                                                                                          ---------------
               Total Consumer Discretionary                                                       108,199
                                                                                          ---------------

               ENERGY (8.3%)
               -------------
               INTEGRATED OIL & GAS (3.2%)
      643,191  Petroleo Brasileiro S.A. ADR                                                        29,728
                                                                                          ---------------
               OIL & GAS DRILLING (4.3%)
      478,372  Transocean Ltd.  *                                                                  40,140
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       39,418  EOG Resources, Inc.                                                                  3,219
      100,745  XTO Energy, Inc.                                                                     4,187
                                                                                          ---------------
                                                                                                    7,406
                                                                                          ---------------
               Total Energy                                                                        77,274
                                                                                          ---------------

               FINANCIALS (17.9%)
               ------------------
               CONSUMER FINANCE (1.1%)
      280,769  American Express Co.                                                                 9,782
                                                                                          ---------------
               DIVERSIFIED BANKS (7.9%)
      423,279  Banco Santander Brasil S.A.  *                                                       5,020
      328,600  HSBC Holdings plc ADR                                                               18,201
      666,862  U.S. Bancorp                                                                        15,485
    1,233,324  Wells Fargo & Co.                                                                   33,941
                                                                                          ---------------
                                                                                                   72,647
                                                                                          ---------------

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1 | USAA Aggressive Growth Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INVESTMENT BANKING & BROKERAGE (4.2%)
      230,628  Goldman Sachs Group, Inc.                                                  $        39,246
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.7%)
    1,050,744  JPMorgan Chase & Co.                                                                43,889
                                                                                          ---------------
               Total Financials                                                                   165,564
                                                                                          ---------------

               HEALTH CARE (7.0%)
               ------------------
               BIOTECHNOLOGY (2.0%)
      445,389  Gilead Sciences, Inc.  *                                                            18,951
                                                                                          ---------------
               PHARMACEUTICALS (5.0%)
      594,999  Abbott Laboratories                                                                 30,089
      513,038  Merck & Co., Inc.                                                                   15,869
                                                                                          ---------------
                                                                                                   45,958
                                                                                          ---------------
               Total Health Care                                                                   64,909
                                                                                          ---------------

               INDUSTRIALS (8.7%)
               ------------------
               AEROSPACE & DEFENSE (3.2%)
      470,979  General Dynamics Corp.                                                              29,530
                                                                                          ---------------
               RAILROADS (5.5%)
      378,270  Norfolk Southern Corp.                                                              17,635
      609,059  Union Pacific Corp.                                                                 33,584
                                                                                          ---------------
                                                                                                   51,219
                                                                                          ---------------
               Total Industrials                                                                   80,749
                                                                                          ---------------

               INFORMATION TECHNOLOGY (25.2%)
               ------------------------------
               APPLICATION SOFTWARE (0.7%)
      185,958  Adobe Systems, Inc.  *                                                               6,126
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (4.5%)
      341,155  Juniper Networks, Inc.  *                                                            8,703
      798,549  QUALCOMM, Inc.                                                                      33,068
                                                                                          ---------------
                                                                                                   41,771
                                                                                          ---------------
               COMPUTER HARDWARE (7.9%)
      234,290  Apple, Inc.  *                                                                      44,164
      243,492  International Business Machines Corp.                                               29,367
                                                                                          ---------------
                                                                                                   73,531
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (5.6%)
      107,033  MasterCard, Inc. "A"                                                                23,442
      377,276  Visa, Inc. "A"                                                                      28,583
                                                                                          ---------------
                                                                                                   52,025
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (6.5%)
       42,049  Baidu, Inc. ADR  *                                                                  15,891
       66,427  Google, Inc. "A"  *                                                                 35,613
      543,856  Yahoo!, Inc.  *                                                                      8,647
                                                                                          ---------------
                                                                                                   60,151
                                                                                          ---------------
               Total Information Technology                                                       233,604
                                                                                          ---------------

               MATERIALS (11.5%)
               -----------------
               DIVERSIFIED CHEMICALS (4.6%)
    1,241,605  Dow Chemical Co.                                                                    29,153
      244,918  PPG Industries, Inc.                                                                13,821
                                                                                          ---------------
                                                                                                   42,974
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               DIVERSIFIED METALS & MINING (2.2%)
      370,100  BHP Billiton plc ADR                                                       $        20,059
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
      110,370  Potash Corp. of Saskatchewan, Inc.                                                  10,240
                                                                                          ---------------
               INDUSTRIAL GASES (3.6%)
      116,246  Air Products & Chemicals, Inc.                                                       8,966
      293,141  Praxair, Inc.                                                                       23,287
      609,000  Yingde Gases Group Co.  *                                                              730
                                                                                          ---------------
                                                                                                   32,983
                                                                                          ---------------
               Total Materials                                                                    106,256
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (1.5%)
      382,835  American Tower Corp. "A"  *                                                         14,096
                                                                                          ---------------

               UTILITIES (0.4%)
               ----------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
      163,827  NRG Energy, Inc.  *                                                                  3,766
                                                                                          ---------------
               Total Common Stocks (cost: $780,066)                                               854,417
                                                                                          ---------------

               PREFERRED SECURITIES (0.4%)

               FINANCIALS (0.4%)
               -----------------
               DIVERSIFIED BANKS (0.4%)
      138,025  Wells Fargo & Co.  *(cost:  $2,653)                                                  3,375
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $782,719)                                                                   857,792
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (6.0%)

               MONEY MARKET FUNDS (6.0%)

   55,698,000  State Street Institutional Liquid Reserve Fund, 0.25% (b)(cost:  $55,698)           55,698
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (1.8%)

               MONEY MARKET FUNDS (1.5%)
        9,245  AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.21%(b)                          9
   13,828,838  BlackRock Liquidity Funds TempFund, 0.17%(b)                                        13,829
                                                                                          ---------------
               Total Money Market Funds (cost: $13,838)                                            13,838
                                                                                          ---------------

PRINCIPAL                                                                                          MARKET
AMOUNT                                                                                              VALUE
(000)          SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (0.3%)
$         500  Credit Suisse First Boston LLC, 0.07%, acquired on 10/30/2009 and due
                     11/02/2009 at $500 (collateralized by $515 of Freddie Mac(c),
                     0.18%(d), due 4/26/2010; market value $514)                                      500

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3 | USAA Aggressive Growth Fund

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PRINCIPAL                                                                                          MARKET
AMOUNT                                                                                              VALUE
(000)          SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

$       1,900  Deutsche Bank Securities, Inc., 0.06%, acquired on 10/30/2009 and due
                     11/02/2009 at $1,900 (collateralized by $1,901 of Federal Home
                     Loan Bank(c), 4.00%, due 5/06/2013; market value $1,939)              $        1,900
                                                                                          ---------------
               Total Repurchase Agreements                                                          2,400
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $16,238)                                                   16,238
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $854,655)                                          $      929,728
                                                                                          ===============

                                                      VALUATION HIERARCHY
  ($ IN 000s)
                                             (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS        OBSERVABLE       INPUTS
                                           FOR IDENTICAL       INPUTS
                                               ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $       854,417 $            -- $           --  $       854,417
  PREFERRED SECURITIES                              3,375              --             --            3,375
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                               55,698              --             --           55,698
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                               13,838              --             --           13,838
  REPURCHASE AGREEMENTS                                --           2,400             --            2,400
---------------------------------------------------------------------------------------------------------
TOTAL                                     $       927,328 $         2,400 $           --  $       929,728
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 4

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NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares and Aggressive Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

--------------------------------------------------------------------------------
5 | USAA Aggressive Growth Fund

--------------------------------------------------------------------------------

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.


--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 6

--------------------------------------------------------------------------------

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $15,393,000.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $99,225,000 and $24,152,000, respectively, resulting in net unrealized appreciation of $75,073,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $926,215,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.8% of net assets at October 31, 2009.

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7 | USAA Aggressive Growth Fund

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of October 31, 2009.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*    Non-income-producing security.



--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.